Non-current assets held for sale	12 Months Ended
Dec. 31, 2019
Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disclosure of Non-current Assets Held For Sale
20.	Non-current assets held for sale
On December 19, 2018, the Board of Directors
decided
to sell a group of real property assets located in Argentina. Therefore, these assets, the value of which, as of December 31, 2019 and 2018, was 208,318 and 166,660, respectively, were classified as
“Non-current
assets held for sale”, after the efforts to sell that group of assets began.
During November 2017, the Board of Directors agreed to a plan to sell its ownership interest in Prisma Medios de Pago S.A., and therefore the accounting balance of that ownership interest was presented as
“Non-Assets
held for sale”, for an amount of 667,013 as of December 31, 2018. The sale of 51% of the Bank’s shareholding in such company was completed on February 1, 2019.